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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-22435

Kayne Anderson Energy Development Company
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:     (310) 282-7905

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson Energy Development Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 10, 2015	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record Kayne Anderson Energy Development Company
July 1, 2014 - June 30, 2015

Issuer	Ticker Symbol	CUSIP	Meeting Date		Matter:	Proposed by (I)ssuer or (S)hareholder	Vote Cast?	How Voted	For/Against Mgmt

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/19/2014		TO ELECT:	I	YES	FOR	FOR
CARL E. STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2017 ANNUAL MEETING OF LIMITED PARTNERS.

CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	8/21/2014		ELECTION:	I	YES	FOR	FOR
OF ONE CLASS I DIRECTOR UNTIL THE 2017 ANNUAL MEETING: PIERRE DE DEMANDOLX-DEDONS.

					PROPOSAL TO APPROVE:	I	YES	FOR	FOR
THE FOURTH AMENDMENT TO THE SECOND AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP TO REVISE THE TARGET DISTRIBUTIONS TO HOLDERS OF INCENTIVE DISTRIBUTION RIGHTS.

					PROPOSAL TO APPROVE:	I	YES	FOR	FOR

AN AMENDMENT AND RESTATEMENT OF THE 2008 OMNIBUS INCENTIVE COMPENSATION PLAN AMENDED JULY 22, 2010 TO INCREASE THE MAXIMUM NUMBER OF RESTRICTED UNITS AUTHORIZED FOR ISSUANCE THEREUNDER FROM 800,000 TO 1,650,000.

HOEGH LNG PARTNERS LP	HMLP	Y3262R100	9/24/2014		TO ELECT:	I	YES	FOR	FOR
ANDREW JAMIESON AS A CLASS I DIRECTOR WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING OF LIMITED PARTNERS.

					TO ELECT:	I	YES	FOR	FOR
ROBERT SHAW AS A CLASS II DIRECTOR WHOSE TERM WILL EXPIRE AT THE 2016 ANNUAL MEETING OF LIMITED PARTNERS.

					TO ELECT:	I	YES	FOR	FOR
DAVID SPIVAK AS A CLASS III DIRECTOR WHOSE TERM WILL EXPIRE AT THE 2017 ANNUAL MEETING OF LIMITED PARTNERS.

					TO ELECT:	I	YES	FOR	FOR
MORTTEN W. HOEGHAS A CLASS IV DIRECTOR WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF LIMITED PARTNERS.

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	10/23/2014		DIRECTOR:	I	YES	FOR	FOR
EVANGELOS VLAHOULIS
ALEXIOS RODOPOULOS
LEVON DEDEGIAN

					TO APPROVE:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.

EL PASO PIPELINE PARTNERS, L.P.	EPB	283702108	11/20/2014		TO APPROVE:	I	YES	FOR	FOR
THE EPB MERGER AGREEMENT.

					TO APPROVE:	I	YES	FOR	FOR
THE EPB ADJOURNMENT PROPOSAL.

KINDER MORGAN, INC.	KMI	49456B101	11/20/2014		TO APPROVE:	I	YES	FOR	FOR
AN AMENDMENT OF THE CERTIFICATE OF INCORPORATION OF KMI TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS P COMMON STOCK, PAR VALUE $0.01 PER SHARE, OF KMI FROM 2,000,000,000 TO 4,000,000,000.

					TO APPROVE:	I	YES	FOR	FOR
THE ISSUANCE OF SHARES OF KMI COMMON STOCK IN THE PROPOSED KMP, KMR AND EPB MERGERS.

					TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE FOREGOING PROPOSALS AT THE TIME OF THE SPECIAL MEETING.

KINDER MORGAN MANAGEMENT, LLC	KMR	49455U100	11/20/2014		TO APPROVE:	I	YES	FOR	FOR
THE KMR MERGER AGREEMENT.

					TO APPROVE:	I	YES	FOR	FOR
THE KMR ADJOURNMENT PROPOSAL.

					TO APPROVE:	I	YES	FOR	FOR
THE KMP MERGER AGREEMENT.

					TO APPROVE:	I	YES	FOR	FOR
THE KMP ADJOURNMENT PROPOSAL.

ENERGY TRANSFER PARTNERS, L.P.	ETP	29273R109	11/20/2014		TO APPROVE:	I	YES	FOR	FOR

THE SECOND AMENDED AND RESTATED ENERGY TRANSFER PARTNERS, L.P. 2008 LONG-TERM INCENTIVE PLAN (AS IT HAS BEEN AMENDED FROM TIME TO TIME, THE "LTIP"), WHICH, AMONG OTHER THINGS, PROVIDES FOR AN INCREASE IN THE MAXIMUM NUMBER OF COMMON UNITS RESERVED AND AVAILABLE FOR DELIVERY WITH RESPECT TO AWARDS UNDER THE LTIP TO 10,000,000 COMMON UNITS (THE "LTIP PROPOSAL").

					TO APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL.

TARGA RESOURCES CORP.	TRGP	87612G101	1/20/2015		TO CONSIDER AND VOTE UPON:	I	YES	AGAINST	AGAINST

A PROPOSAL TO APPROVE THE ISSUANCE OF SHARES OF COMMON STOCK OF TARGA RESOURCES CORP. ("TRC") IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF OCTOBER 13, 2014, BY AND AMONG TRC, TRIDENT GP MERGER SUB LLC, ATLAS ENERGY, L.P. AND ATLAS ENERGY ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

					TO APPROVE:	I	YES	AGAINST	AGAINST
ONE OR MORE ADJOURNMENTS OF THE SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE TRC STOCK ISSUANCE PROPOSAL.

ATLAS PIPELINE PARTNERS, L.P.	APL	049392103	1/22/2015		PROPOSAL TO APPROVE AND ADOPT:	I	NO	DID NOT VOTE	DID NOT VOTE

THE AGREEMENT AND PLAN OF MERGER (THE "APL MERGER AGREEMENT"), DATED AS OF OCTOBER 13, 2014, BY AND AMONG TARGA RESOURCES CORP., TARGA RESOURCES PARTNERS LP, TARGA RESOURCES GP LLC, TRIDENT MLP MERGER SUB LLC, ATLAS ENERGY, L.P., ATLAS PIPELINE PARTNERS, L.P. AND ATLAS PIPELINE PARTNERS GP, LLC, AND TO APPROVE THE MERGER CONTEMPLATED BY THE APL MERGER AGREEMENT.

					PROPOSAL TO APPROVE:	I	NO	DID NOT VOTE	DID NOT VOTE
ON AN ADVISORY (NON-BINDING) BASIS, THE COMPENSATION PAYMENTS THAT WILL OR MAY BE PAID BY ATLAS PIPELINE PARTNERS, L.P. TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

WILLIAMS PARTNERS L.P.	WMB	969457100	1/28/2015		TO APPROVE AND ADOPT:	I	YES	FOR	NONE

THE AGREEMENT AND PLAN OF MERGER, DATED AS OF OCTOBER 24, 2014 (THE "MERGER AGREEMENT"), BY AND AMONG ACCESS MIDSTREAM PARTNERS, L.P., ACCESS MIDSTREAM PARTNERS GP, L.L.C., VHMS, LLC ("MERGER SUB"), WILLIAMS PARTNERS L.P., AND WILLIAMS PARTNERS GP LLC (THE "WPZ GENERAL PARTNER").

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/23/2015		DIRECTOR:	I	YES	FOR	FOR
ROBERT G. CROYLE

					DIRECTOR:	I	YES	FOR	FOR
STACY P. METHVIN

					DIRECTOR:	I	YES	FOR	FOR
BARRY R. PEARL

					PROPOSAL TO APPROVE:	I	YES	FOR	FOR
EXECUTIVE COMPENSATION

					RATIFY APPOINTMENT:	I	YES	FOR	FOR
INDEPENDENT AUDITOR

REGENCY ENERGY PARTNERS LP	RGP	75885Y107	4/28/2015		PROPOSAL:	I	NO	DID NOT VOTE	DID NOT VOTE

TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 25, 2015, AS AMENDED BY AMENDMENT NO. 1 THERETO, DATED AS OF FEBRUARY 18, 2015, BY AND AMONG ENERGY TRANSFER PARTNERS, L.P., ENERGY TRANSFER PARTNERS GP, L.P., THE GENERAL PARTNER OF ETP, RENDEZVOUS I LLC, .. (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL.

					PROPOSAL:	I	NO	DID NOT VOTE	DID NOT VOTE
TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.

					PROPOSAL:	I	NO	DID NOT VOTE	DID NOT VOTE
TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE PAYMENTS THAT WILL OR MAY BE PAID BY REGENCY TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

KINDER MORGAN, INC.	KMI	49456B101	5/7/2015	1	DIRECTOR:	I	YES	FOR	FOR
RICHARD D. KINDER
STEVEN J. KEAN
TED A. GARDNER
ANTHONY W. HALL, JR.
GARY L. HULTQUIST
RONALD L. KUEHN, JR.
DEBORAH A. MACDONALD
MICHAEL J. MILLER
MICHAEL C. MORGAN
ARTHUR C. REICHSTETTER
FAYEZ SAROFIM
C. PARK SHAPER
WILLIAM A. SMITH
JOEL V. STAFF
ROBERT F. VAGT
PERRY M. WAUGHTAL

				2	APPROVAL:	I	YES	FOR	FOR
OF THE KINDER MORGAN, INC. 2015 AMENDED AND RESTATED STOCK INCENTIVE PLAN.

				3	APPROVAL:	I	YES	FOR	FOR
OF THE AMENDED AND RESTATED ANNUAL INCENTIVE PLAN OF KINDER MORGAN, INC.

				4	ADVISORY VOTE TO:	I	YES	FOR	FOR
APPROVE EXECUTIVE COMPENSATION.

				5	RATIFICATION:	I	YES	FOR	FOR
OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

				6	APPROVAL:	I	YES	FOR	FOR
OF THE AMENDED AND RESTATED CERTIFICATE OF INCORPORATION OF KINDER MORGAN, INC.

				7	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON OUR COMPANY'S RESPONSE TO CLIMATE CHANGE.

				8	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON METHANE EMISSIONS.

				9	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ANNUAL SUSTAINABILITY REPORT.

LEGACY RESERVES LP	LGCY	524707304	5/13/2015	1	DIRECTOR:	I	YES	FOR	FOR
CARY D. BROWN
KYLE A. MCGRAW
DALE A. BROWN
G. LARRY LAWRENCE
WILLIAM D. SULLIVAN
WILLIAM R. GRANBERRY
KYLE D. VANN
PAUL T. HORNE

					APPROVAL:	I	YES	FOR	FOR
OF THE AMENDMENT TO THE AMENDED AND RESTATED LEGACY RESERVES LP LONG-TERM INCENTIVE PLAN.

					RATIFICATION:	I	YES	FOR	FOR
OF THE APPOINTMENT OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.

TARGA RESOURCES CORP.	TRGP	87612G101	5/18/2015	1	DIRECTOR:	I	YES	FOR	FOR
JOE BOB PERKINS
ERSHEL C. REDD, JR.

					RATIFICATION:	I	YES	FOR	FOR
OF THE SELECTION OF INDEPENDENT AUDITORS.

SHAREHOLDER PROPOSAL:
					REGARDING PUBLICATION OF A REPORT ON METHANE EMISSIONS.	S	YES	AGAINST	FOR

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/2/2015	1	DIRECTOR:	I	YES	FOR	FOR
PIETER BAKKER
BARBARA M. BAUMANN
MARK C. MCKINLEY
DONALD W. NIEMIEC

				2	RATIFICATION OF:	I	YES	FOR	FOR
OF THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2015.

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/3/2015	1	DIRECTOR:	I	YES	FOR	FOR
FRANK M. SEMPLE
DONALD D. WOLF
MICHAEL L. BEATTY
WILLIAM A BRUCKMANN III
DONALD C. HEPPERMANN
RANDALL J. LARSON
ANNE E. FOX MOUNSEY
WILLIAM P. NICOLETTI

				2	RATIFICATION OF:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.